Note 10 - Lease Commitments and Total Rental Expense	6 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases of Lessor Disclosure [Text Block]

Note 10 - Lease Commitments and Total Rental Expense

The Company leases three branch locations under long-term operating leases. Future minimum lease payments by year and in the aggregate, under non-cancellable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2014 and at June 30, 2014 (in thousands):

	At December 31, 2014	At June 30, 2014

Within one year	$415	$415
One to two years	421	415
Two to three years	388	431
Three to four years	324	333
Four to five years	172	263
Thereafter	237	307
	$1,957	$2,164

The total rental expense for all leases was approximately $208,000 for the six months ended December 31, 2014 and 2013 and $407,000 for each of the years ended June 30, 2014 and 2013, respectively.